UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02110
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  10/31/03
                        -----------------
Date of reporting period:  11/01/02 - 04/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Securities Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Securities Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  State Street Research Securities Trust

                  By:     /s/ Richard S. Davis
                       ---------------------------------------------------------
                          Richard S. Davis, President, Chairman and
                          Chief Executive Officer

                  Date    June 25, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Richard S. Davis
                       ---------------------------------------------------------
                          Richard S. Davis, President, Chairman and
                          Chief Executive Officer
                          Principal Executive Officer

                  Date    June 25, 2003
                       ------------------------

                  By:     /s/ Douglas A. Romich
                       ---------------------------------------------------------
                          Douglas A. Romich, Treasurer
                          Principal Financial Officer

                  Date    June 25, 2003
                       ------------------------

[LOGO] STATE STREET RESEARCH

       Legacy Fund

                                                                       [GRAPHIC]
--------------------------------------------------------------------------------
                                    Semiannual Report to Shareholders
                  April 30, 2003

In This Report Investment Update

                                     [PHOTO]

                                      plus

                                        A Review of Fund Performance
                                        Key Facts and Financial Statements

Contents

2     6-Month Review
      A look at the fund and its market environment over the past 6 months

4     The Fund in Detail
      Portfolio holdings, financials and notes

From the Chairman

Better Times for the U.S. financial markets has raised hopes that the darkest period for American investors in more than 30 years is coming to an end. Almost every major U.S. stock and bond market index reported a gain for the six-month period ended April 30, 2003, despite uncertainty about the U.S. economy and the outbreak of war with Iraq. In the final month of the period, the economy also gave signs of stabilizing as pockets of improvement emerged in the manufacturing sector.

[Photo of Richard S. Davis]
Richard S. Davis

In the report that follows, your portfolio managers talk in greater detail about the fund's performance and management during the period. We hope that you will discuss any questions you have about the fund with your financial advisor. As always, thank you for investing with State Street Research.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
April 30, 2003

[GRAPHIC]
6-Month Review

                            How State Street Research
                             Legacy Fund Performed

In a generally volatile period for stocks, State Street Research Legacy Fund returned 1.61% for the six months ended April 30, 2003.(1) That was less than the Russell 1000(R) Growth Index, which gained 4.28% for the period.(2)

Reasons for the Fund's Performance

Poor stock selection in some of the fund's most heavily weighted sectors was the primary reason the fund underperformed its benchmark. In the Consumer Discretionary sector, Home Depot was a disappointment. In Utilities, SBC Communications lagged. Our underweight in the strong-performing Technology sector also detracted from results.

Performance was helped by our stock selection in the Health Care sector as a number of our biotechnology and pharmaceutical holdings outperformed. Amgen was the best-performing stock in the index, as the company's first earnings quarter exceeded its earlier estimates. Our investment in Varian Medical Systems, the market leader in radiation therapy, was also a strong performer.

Looking Ahead

We continue to emphasize the Energy sector. Demand continues to outstretch supply in both natural gas and oil, which has strengthened the business prospects of many energy-related companies. Conversely, we have reduced our exposure to the Consumer Discretionary sector, where many companies continue to struggle to increase revenues while managing inventories and expenses.We have also backed away from the Financial Services sector because of downward earnings revisions.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

    1.61%       [UP ARROW]

"We continue to favor energy stocks for their long-term growth potential."

[Photos of Jeff Lindsey & Ed Dowd]
Jeff Lindsey & Ed Dowd
Co-Portfolio Managers, State Street Research Legacy Fund

Russell 1000
Growth Index(2)

    4.28%       [UP ARROW]


2 State Street Research Legacy Fund

The Fund at a Glance as of 4/30/03

State Street Research Legacy Fund has a tax-managed approach to investing in stocks for long-term growth.

Hits & Misses

[GRAPHIC]

Comcast

Cable television operator Comcast exceeded our expectations, boosted by its merger with AT&T Broadband and profits from its cable modem technology.

[GRAPHIC]

Pfizer

Although Pfizer's cholesterol drug Lipitor was the top-selling pharmaceutical worldwide, investors expressed concern over generally weak sales in the industry. We continue to hold Pfizer as it is the market leader in sales.

Total Net Assets: $306 million
--------------------------------------------------------------------------------
Top 10 Holdings

    Issuer/Security                                       % of fund net assets

 1  Microsoft                                                             5.3%
 2  General Electric                                                      5.2%
 3  Pfizer                                                                4.9%
 4  IBM                                                                   3.5%
 5  Intel                                                                 3.3%
 6  Procter & Gamble                                                      3.2%
 7  Wyeth                                                                 2.9%
 8  Citigroup                                                             2.8%
 9  Amgen                                                                 2.7%
10  Johnson & Johnson                                                     2.6%
    Total                                                                36.4%

See page 7 for more detail.

Performance: Class A

Fund average annual total return as of 4/30/03 (3),(5),(6)
(does not reflect sales charge)
                                                                    Life of Fund
                                         1 Year        5 Years        (12/31/97)
--------------------------------------------------------------------------------
Return Before Taxes                      -14.81%         -2.78%           0.23%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                         -14.81%         -2.79%           0.23%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares                       -9.24%         -2.20%           0.19%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03 (3),(4),(5),(6)
(at maximum applicable sales charge)
                                                                    Life of Fund
                                         1 Year        5 Years        (12/31/97)
--------------------------------------------------------------------------------
Return Before Taxes                      -29.46%         -4.89%         -2.15%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                         -29.46%         -4.89%         -2.15%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions and
Sale of Fund Shares                      -18.38%         -3.83%         -1.71%
--------------------------------------------------------------------------------

See pages 17 and 18 for remaining share classes.

Top 5 Industries
--------------------------------------------------------------------------------
by % of fund net assets

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

April 30, 2003

Drugs &
Biotechnology                                    18.9%
------------------------------------------------------
Computer Software                                 8.4%
------------------------------------------------------
Miscellaneous
Financial                                         8.2%
------------------------------------------------------
Retail                                            5.6%
------------------------------------------------------
Electronics:
Semiconductors/
Components                                        5.4%
------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

October 31, 2002

Drugs &
Biotechnology                                    13.8%
------------------------------------------------------
Miscellaneous
Financial                                        13.5%
------------------------------------------------------
Retail                                           11.4%
------------------------------------------------------
Oil: Integrated
International                                     5.7%
------------------------------------------------------
Computer Software                                 4.8%
------------------------------------------------------

Ticker Symbols
--------------------------------------------------------------------------------
State Street Research Legacy Fund

Class A: SRLAX  Class B(1): SRLPX  Class B: SRLBX  Class C: SRLCX
Class R: SRLRX  Class S: SRLSX

1     Does not reflect sales charge.

2 The Russell 1000 Growth Index contains only those stocks within the complete Russell 1000(R) Index (a large-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4     Performance reflects a maximum 5.75% Class A front-end sales charge.

5 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

6 Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
The Fund in Detail

--------------------------------------------------------------------------------
CHANGE IN INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the fund's fiscal year ended April 30, 2003. During the two previous years, PricewaterhouseCoopers LLP's audited reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements to such years.
--------------------------------------------------------------------------------

[GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks, and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Legacy Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Legacy Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

      o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

      o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

      o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

      o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

Share Classes

The fund generally offers five share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00%. The annual service and distribution fees paid by Class B shares are currently voluntarily reduced to 0.00%. Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%.


            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used accounting principles generally accepted in the United States of America.The difference is primarily due to differing treatments for wash sale deferrals.The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains - The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow accounting principles generally accepted in the United States of America, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from these estimates.

On February 21, 2003, the Fund acquired the assets and liabilities of State Street Research Large-Cap Growth Fund ("Large-Cap Growth Fund") in exchange for shares of each class of the Fund. The acquisition was accounted for as a tax-free exchange of 1,381,114 Class A shares, 1,052,996 Class B(1) shares, 1,177,017 Class B shares, 189,286 Class C shares and 5,164,031 Class S shares of the Fund for the net assets of Large-Cap Growth Fund which amounted to $12,873,626, $9,449,657, $10,711,357, $1,699,127 and $49,094,754 for Class A,
Class B(1), Class B, Class C and Class S shares, respectively. The net assets of Large-Cap Growth Fund included $2,667,330 of unrealized appreciation at the close of business on February 21, 2003. The net assets of the Fund immediately after the acquisition were $289,204,119.


The text and notes are an integral part of the financial statements.

6  State Street Research Legacy Fund

Portfolio Holdings
--------------------------------------------------------------------------------
April 30, 2003 (unaudited)

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid black circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

@ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

Issuer                                                   Shares         Value
--------------------------------------------------------------------------------

Common Stocks 98.9% of net assets

Automobiles & Transportation 0.8% of net assets
================================================================================

Air Transport 0.8%
Expeditors International of
   Washington Inc.                                         64,400     $2,341,520
                                                                     -----------
Total Automobiles & Transportation                                     2,341,520
                                                                     -----------

Consumer Discretionary 16.2% of net assets
================================================================================

Casinos/Gambling, Hotel/Motel 0.7%
International Game Technology Inc.*                        24,900      2,148,870
                                                                     -----------
Commercial Services 2.5%
Expedia Inc. Cl. A*                                        99,700      5,761,663
Manpower Inc.                                              60,800      1,999,104
                                                                     -----------
                                                                       7,760,767
                                                                     -----------
Communications, Media & Entertainment 1.2%
Univision Communications Inc. Cl. A*                      116,100      3,515,508
                                                                     -----------
Consumer Electronics 1.3%
Yahoo!, Inc.*                                             156,800      3,885,504
                                                                     -----------
Consumer Products 1.9%
Avon Products Inc.                                        100,100      5,822,817
                                                                     -----------
Consumer Services 0.2%
Career Education Corp.*                                     8,800        529,144
                                                                     -----------
Printing & Publishing 1.8%
News Corp. Ltd.@                                          197,200      5,576,816
                                                                     -----------
Restaurants 0.6%
Starbucks Corp.*                                           82,500      1,937,925
                                                                     -----------
Retail 5.6%
Best Buy Company Inc.*                                     54,800      1,894,984
CDW Computer Centers Inc.*                                 31,780      1,355,099
GAP Inc.                                                   63,200      1,051,016
Kohl's Corp.*                                              40,550      2,303,240
Lowes Companies Inc.                                       53,000      2,326,170
USA Interactive*                                           32,280        966,786
Wal-Mart Stores Inc.                                      130,400      7,344,128
                                                                     -----------
                                                                      17,241,423
                                                                     -----------
Textile Apparel Manufacturers 0.4%
Coach Inc.*                                                28,200      1,226,982
                                                                     -----------
Total Consumer Discretionary                                          49,645,756
                                                                     -----------

The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
April 30, 2003

    Issuer                                              Shares           Value
    ----------------------------------------------------------------------------

    Consumer Staples 8.0% of net assets
    ============================================================================

    Beverages 3.1%
    Coca-Cola Co.                                        149,000      $6,019,600
    PepsiCo Inc.                                          76,900       3,328,232
                                                                     -----------
                                                                       9,347,832
                                                                     -----------
    Drug & Grocery Store Chains 0.8%
    Whole Foods Market Inc.*                              43,400       2,576,224
                                                                     -----------
    Household Products 4.1%
    Clorox Co.                                            64,400       2,912,168
 (6)Procter & Gamble Co.                                 107,800       9,685,830
                                                                     -----------
                                                                      12,597,998
                                                                     -----------
    Total Consumer Staples                                            24,522,054
                                                                     -----------

    Financial Services 11.0% of net assets
    ============================================================================

    Banks & Savings & Loan 0.3%
    Wells Fargo & Co.                                     19,000         916,940
                                                                     -----------
    Insurance 2.5%
    American International Group Inc.                     65,200       3,778,340
    XL Capital Ltd.                                       47,600       3,917,480
                                                                     -----------
                                                                       7,695,820
                                                                     -----------
    Miscellaneous Financial 8.2%
    American Express Co.                                 171,850       6,506,241
 (8)Citigroup Inc.                                       219,506       8,615,610
    Federal National Mortgage Association                 68,450       4,955,096
    MBNA Corp.                                            97,530       1,843,317
    SLM Corp.                                             26,800       3,001,600
                                                                     -----------
                                                                      24,921,864
                                                                     -----------
    Total Financial Services                                          33,534,624
                                                                     -----------

    Health Care 26.4% of net assets
    ============================================================================

    Drugs & Biotechnology 18.9%
    Allergan Inc.                                         32,000       2,248,000
    Altana AG*@                                           35,500       1,746,245
 (9)Amgen Inc.*                                          134,050       8,218,606
    AstraZeneca PLC@                                     107,290       4,277,652
    Forest Laboratories Inc.*                             28,800       1,489,536
    Gilead Sciences, Inc.*                                28,400       1,310,376
(10)Johnson & Johnson Ltd.                               141,520       7,976,067
    Novartis AG@                                         122,700       4,844,196
 (3)Pfizer Inc.                                          490,354      15,078,385
    Teva Pharmaceutical Industries Ltd.@                  38,300       1,788,610
 (7)Wyeth Inc.                                           205,400       8,941,062
                                                                     -----------
                                                                      57,918,735
                                                                     -----------
    Health Care Services 3.2%
    Anthem Inc.*                                          69,890       4,797,250
    Caremark Rx Inc.*                                     58,500       1,164,735
    Wellpoint Health Networks Inc. Cl. A*                 50,400       3,827,376
                                                                     -----------
                                                                       9,789,361
                                                                     -----------
    Hospital Supply 4.3%
    Guidant Corp.                                         44,400       1,731,156
    Medtronic Inc.                                       135,790       6,482,614
    Varian Medical Systems Inc.*                          49,030       2,640,756
    Zimmer Holdings Inc.*                                 46,000       2,157,400
                                                                     -----------
                                                                      13,011,926
                                                                     -----------
    Total Health Care                                                 80,720,022
                                                                     -----------

    Integrated Oils 0.9% of net assets
    ============================================================================

    Integrated International 0.9%
    Total Fina SA@                                        43,770       2,875,689
                                                                     -----------
    Total Integrated Oils                                              2,875,689
                                                                     -----------

    Materials & Processing 1.0% of net assets
    ============================================================================

    Chemicals 1.0%
    Air Products & Chemicals Inc.                         70,560       3,039,019
                                                                     -----------
    Total Materials & Processing                                       3,039,019
                                                                     -----------
    Other 5.2% of net assets
    ============================================================================

    Multi-Sector 5.2%
 (2)General Electric Co.                                 541,730      15,953,949
                                                                     -----------
    Total Other                                                       15,953,949
                                                                     -----------
    Other Energy 3.4% of net assets
    ============================================================================

    Oil & Gas Producers 1.6%
    Burlington Resources Inc.                             44,100       2,042,271
    Devon Energy Corp.                                    56,362       2,663,103
                                                                     -----------
                                                                       4,705,374
                                                                     -----------
    Oil Well Equipment & Services 1.8%
    BJ Services Co.*                                      53,800       1,964,238
    Halliburton Co.                                       94,000       2,012,540
    Nabors Industries Ltd*                                40,600       1,591,520
                                                                     -----------
                                                                       5,568,298
                                                                     -----------
    Total Other Energy                                                10,273,672
                                                                     -----------

    Producer Durables 2.2% of net assets
    ============================================================================

    Miscellaneous Equipment 1.4%
    Danaher Corp.                                         62,300       4,297,454
                                                                     -----------


The text and notes are an integral part of the financial statements.

8  State Street Research Legacy Fund


   Issuer                                              Shares           Value
   -----------------------------------------------------------------------------
   Production Technology Equipment 0.8%
   Novellus Systems Inc.*                                  81,100     $2,274,044
                                                                     -----------
   Total Producer Durables                                             6,571,498
                                                                     -----------
   Technology 21.5% of net assets
   =============================================================================

   Communications Technology 2.3%
   Ciena Corp.*                                           258,900      1,260,843
   Cisco Systems Inc.*                                    324,480      4,880,179
   JDS Uniphase Corp.*                                    236,100        762,603
                                                                     -----------
                                                                       6,903,625
                                                                     -----------
   Computer Software 8.4%
   BMC Software Inc.*                                     193,880      2,892,689
(1)Microsoft Corp.                                        628,640     16,074,325
   Oracle Systems Corp.*                                  232,200      2,758,536
   SAP AG@                                                160,170      4,085,937
                                                                     -----------
                                                                      25,811,487
                                                                     -----------
   Computer Technology 5.4%
   Dell Computer Corp.*                                    92,500      2,674,175
   EMC Corp.*                                             339,300      3,084,237
(4)IBM Corp.                                              126,820     10,767,018
                                                                     -----------
                                                                      16,525,430
                                                                     -----------
   Electronics: Semiconductors/Components 5.4%
(5)Intel Corp.                                            547,560     10,075,104
   Linear Technology Corp.                                136,500      4,705,155
   National Semiconductor Corp.*                           97,900      1,833,667
                                                                     -----------
                                                                      16,613,926
                                                                     -----------
   Total Technology                                                   65,854,468
                                                                     -----------

   Utilities 2.3% of net assets
   =============================================================================

   Cable Television & Radio 2.3%
   Comcast Corp.*                                         238,090      7,156,985
                                                                     -----------
   Total Utilities                                                     7,156,985
                                                                     -----------
   Total Common Stocks                                               302,489,256(a)
                                                                     -----------

-----------------------------------------------------------------
(a) The fund paid a total of $277,324,102 for these securities.
-----------------------------------------------------------------

   Short-Term Investments
   7.1% of net assets

State Street Navigator Securities
  Lending Prime Portfolio                           21,735,126        21,735,126
                                                                     -----------
Total Short-Term Investments                                          21,735,126(b)
                                                                     -----------

-------------------------------------------------------------
(b) The fund paid a total of $21,735,126 for this security.
-------------------------------------------------------------

                                                    Amount of
   Issuer                                            Principal          Value
   -----------------------------------------------------------------------------
   Commercial Paper 1.1% of net assets

   Citigroup Inc.
    1.30%, 5/01/2003                                $3,266,000        $3,266,000
                                                                     -----------
   Total Commercial Paper                                              3,266,000(c)
                                                                     -----------
-------------------------------------------------------------
(c) The fund paid a total of $3,266,000 for this security.
-------------------------------------------------------------

                                                       % of
                                                     net Assets
--------------------------------------------------------------------------------

   Summary of Portfolio Assets

   Investments                                         107.1%      $327,490,382(d)
   Other Assets, Less Liabilities                       (7.1%)      (21,689,660)
                                                       -----      -------------
   Net Assets                                          100.0%      $305,800,722
                                                       =====      =============


-----------------------------------------------------------------
(d) The fund paid a total of $302,325,228 for these securities.
-----------------------------------------------------------------

Federal Income Tax Information

At April 30, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $ 302,325,228 was as follows:

Aggregate gross unrealized appreciation
for all investments in which there is an
excess of value over tax cost                                       $31,203,517

Aggregate gross unrealized depreciation
for all investments in which there is an
excess of tax cost over value                                        (6,038,363)
                                                                   ------------

                                                                    $25,165,154
                                                                   ============

At October 31, 2002, the fund had a capital loss carryforward of $93,445,714 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559, $2,301,316, $15,859,209, $28,798,525 and
$46,133,105 expire on October 31, 2006, 2007, 2008, 2009 and 2010, respectively.


            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2003 (unaudited)

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.


Assets
Investments, at value*                                             $327,490,382(a)
Receivable for securities sold                                        6,092,081
Receivable for fund shares sold                                         214,635
Dividends receivable                                                    133,465
Other assets                                                            126,916
                                                                  -------------
                                                                    334,057,479
Liabilities

Payable for collateral received on securities loaned                 21,735,126
Payable for securities purchased                                      5,285,624
Payable for fund shares redeemed                                        480,813
Accrued transfer agent and shareholder services                         203,026
Accrued management fee                                                  166,408
Accrued distribution and service fees                                   131,108
Payable to custodian                                                     41,518(b)
Accrued trustees' fees                                                   17,121
Accrued administration fee                                                6,176
Other accrued expenses                                                  189,837
                                                                  -------------
                                                                     28,256,757
                                                                  -------------
Net Assets                                                         $305,800,722
                                                                  =============
Net Assets consist of:
   Unrealized appreciation of investments                           $25,165,154
   Accumulated net realized loss                                   (123,530,294)
   Paid-in capital                                                  404,165,862
                                                                  -------------
                                                                   $305,800,722(c)
                                                                  =============

* Includes securities on loan valued at $21,027,967

--------------------------------------------------------------------------------
(a) The fund paid a total of $302,325,228 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At April 30, 2003, the payable to the custodian bank represents the amount due for cash advanced for the settlement of a security purchased.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c)                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class      Net Assets  /  Number of Shares  =  NAV

A         $84,415,935         8,337,400       $10.12*
B(1)      $94,209,618         9,677,044        $9.74**
B         $44,344,580         4,483,555        $9.89**
C         $28,305,507         2,906,872        $9.74**
R           $ 103,486            10,222       $10.12
S         $54,421,596         5,267,928       $10.33

*     Maximum offering price per share = $10.74 ($10.12 / 0.9425)
** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

10 State Street Research Legacy Fund

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended April 30, 2003  (unaudited)

This shows what the fund earned and lost over the report period, and what its expenses were.


Investment Income

Dividends, net of foreign taxes                                    $  1,142,776(a)
Interest                                                                 32,341(b)
                                                                   ------------
                                                                      1,175,117
Expenses

Management fee                                                          804,351(c)
Transfer agent and shareholder services                                 365,381(d)
Distribution and service fees - Class A                                 111,018(e)
Distribution and service fees - Class B(1)                              431,835(e)
Distribution and service fees - Class C                                 137,652(e)
Distribution and service fees - Class R                                      40(e)
Custodian fee                                                            56,544
Reports to shareholders                                                  49,228
Administration fee                                                       42,284(f)
Registration fees                                                        30,628
Audit fee                                                                14,384
Trustees' fees                                                            9,052(g)
Legal fees                                                                8,432
Amortization of organizational costs                                      2,857(h)
                                                                   ------------
                                                                      2,063,686
Fees paid indirectly                                                     (3,595)(i)
                                                                   ------------
                                                                      2,060,091
                                                                   ------------
Net investment loss                                                    (884,974)
                                                                   ------------

Realized and Unrealized Gain (Loss)
on Investments

Net realized loss on investments                                    (30,084,580)(j)
Change in unrealized appreciation
   of investments                                                    40,507,348
                                                                   ------------
Net gain on investments                                              10,422,768
                                                                   ------------
Net increase in net assets resulting
   from operations                                                 $  9,537,794
                                                                   ============

--------------------------------------------------------------------------------
(a) The fund paid foreign taxes of $27,932.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) Includes $9,165 in income from the lending of portfolio securities. As of the report date, the fund had a total of $21,027,967 of securities out on loan and was holding a total of $21,735,126 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to these loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) Includes a total of $176,701 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(e) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of April 30, 2003, there were $1,742,780, $366,811 and $2,870,067 for Class A, Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(f) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(g) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(h) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(j) The fund sold $188,103,268 worth of securities. During this same period, the fund also bought $245,785,458 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------


            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                Six months
                                                   ended
                                                 April 30,
                                                   2003           Year ended
                                                (unaudited)    October 31, 2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets

Operations:
Net investment loss                               ($884,974)        ($2,162,679)
Net realized loss on investments                (30,084,580)        (45,795,611)
Change in unrealized
   appreciation of investments                   40,507,348           4,761,780
                                              ---------------------------------
Net increase (decrease)
   resulting from operations                      9,537,794         (43,196,510)
                                              ---------------------------------
Net increase (decrease) from
   fund share transactions                       55,098,043(a)      (63,007,052)
                                              ---------------------------------
Total increase (decrease)
   in net assets
                                                 64,635,837        (106,203,562)
Net Assets

Beginning of period                             241,164,885         347,368,447
                                              ---------------------------------
End of period                                  $305,800,722        $241,164,885
                                              =================================


The text and notes are an integral part of the financial statements.

12 State Street Research Legacy Fund

--------------------------------------------------------------------------------
(a) These transactions break down by share class as follows:

                                                                          Six months ended
                                                                           April 30, 2003                      Year ended
                                                                             (unaudited)                    October 31, 2002
                                                                     --------------------------------------------------------------
Class A                                                                Shares           Amount            Shares           Amount
===================================================================================================================================
   Shares sold                                                        1,227,938      $12,572,498*        2,347,522      $26,463,991
   Issued in connection with acquisition of Large-Cap Growth Fund     1,381,114       12,873,626                --               --
   Shares redeemed                                                   (1,982,310)     (19,854,024)       (3,614,279)     (40,038,598)
                                                                     --------------------------------------------------------------
   Net increase (decrease)                                              626,742       $5,592,100        (1,266,757)    ($13,574,607)
                                                                     ==============================================================
Class B(1)                                                             Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                          510,086       $5,591,568**         854,046       $9,647,585
   Issued in connection with acquisition of Large-Cap Growth Fund     1,052,996        9,449,657                --               --
   Shares redeemed                                                   (1,310,928)     (13,005,358)       (2,957,847)     (31,775,421)
                                                                     --------------------------------------------------------------
   Net increase (decrease)                                              252,154       $2,035,867***     (2,103,801)    ($22,127,836)
                                                                     ==============================================================
Class B                                                                Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                           86,906       $1,179,112           102,866       $1,131,310
   Issued in connection with acquisition of Large-Cap Growth Fund     1,177,017       10,711,357                --               --
   Shares redeemed                                                     (729,684)      (7,209,106)***    (1,656,107)     (17,930,234)
                                                                     --------------------------------------------------------------
   Net increase (decrease)                                              534,239       $4,681,363        (1,553,241)    ($16,798,924)
                                                                     ==============================================================
Class C                                                                Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                          345,165       $3,562,209**         708,473       $7,622,873
   Issued in connection with acquisition of Large-Cap Growth Fund       189,286        1,699,127                --               --
   Shares redeemed                                                     (881,274)      (8,632,074)****   (1,622,024)     (17,909,743)
                                                                     --------------------------------------------------------------
   Net decrease                                                        (346,823)     ($3,370,738)         (913,551)     (10,286,870)
                                                                     ==============================================================
Class R+                                                               Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                           10,222         $103,486                --               --
                                                                     --------------------------------------------------------------
   Net increase                                                          10,222         $103,486                --               --
                                                                     ==============================================================
Class S                                                                Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
   Shares sold                                                           13,168         $166,499            26,420         $311,840
   Issued in connection with acquisition of Large-Cap Growth Fund     5,164,031       49,094,754                --               --
   Shares redeemed                                                     (319,463)      (3,205,288)          (48,561)        (530,655)
                                                                     --------------------------------------------------------------
   Net increase (decrease)                                            4,857,736      $46,055,965           (22,141)       ($218,815)
                                                                     ==============================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share. At April 30, 2003, the Advisor owned 10,215 Class R shares of the fund.

* At April 30, 2003, sales charges collected by the distributor and MetLife were $21,018 and $38,095, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $75,377 and $256 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $170,158 and $33,640 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $743 in deferred sales charges collected by the distributor.

+     April 3, 2003 (commencement of share class) to April 30, 2003
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                              Class A
                                                            ========================================================================
                                                                                 Years ended       Six months
                                                            Six months ended      October 31         ended      Years ended April 30
                                                             April 30, 2003   ------------------   October 31,  --------------------
Per-Share Data                                               (unaudited)(a)   2002(a)    2001(a)   2000(a)(f)   2000(a)     1999(a)
====================================================================================================================================
Net asset value, beginning of period ($)                           9.96        11.56      16.39       15.99       14.42      11.66
                                                                 ------       ------    -------     -------     -------     ------
  Net investment loss ($)*                                        (0.03)       (0.03)     (0.05)      (0.04)      (0.05)     (0.02)
  Net realized and unrealized gain (loss) on investments ($)       0.19        (1.57)     (4.78)       0.44        1.62       2.79
                                                                 ------       ------    -------     -------     -------     ------
Total from investment operations ($)                               0.16        (1.60)     (4.83)       0.40        1.57       2.77
                                                                 ------       ------    -------     -------     -------     ------
  Distribution from capital gains ($)                                --           --         --          --          --      (0.01)
                                                                 ------       ------    -------     -------     -------     ------
Total distributions ($)                                              --           --         --          --          --      (0.01)
                                                                 ------       ------    -------     -------     -------     ------
Net asset value, end of period ($)                                10.12         9.96      11.56       16.39       15.99      14.42
                                                                 ======       ======    =======     =======     =======     ======
Total return (%) (b)                                               1.61(d)    (13.84)    (29.47)    2.50 (d)      10.89      23.73

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                        84,416       76,798    103,774     151,920     143,037     58,642
Expense ratio (%)*                                                 1.42(e)      1.39       1.35        1.34(e)     1.22       1.20
Expense ratio after expense reductions (%)*                        1.42(e)      1.38       1.33        1.34(e)     1.21       1.19
Ratio of net investment loss to average net assets (%)*           (0.55)(e)    (0.28)     (0.39)      (0.54)(e)   (0.34)     (0.14)
Portfolio turnover rate (%)                                       74.53        30.87      21.61       11.07       33.23      42.09
*Reflects voluntary reduction of expenses of these amounts (%)       --           --         --          --          --       0.03

                                                                                             Class B(1)
                                                            ========================================================================
                                                                                 Years ended     Six months
                                                            Six months ended      October 31        ended      Years ended April 30
                                                             April 30, 2003  ------------------   October 31,  --------------------
Per-Share Data                                               (unaudited)(a)  2002(a)    2001(a)   2000(a)(f)   2000(a)    1999(a)(c)
====================================================================================================================================
Net asset value, beginning of period ($)                           9.61      11.23       16.04       15.71       14.28     13.08
                                                                 ------     ------     -------     -------     -------    ------
  Net investment loss ($)*                                        (0.06)     (0.11)      (0.15)      (0.10)      (0.17)    (0.04)
  Net realized and unrealized gain (loss) on investments ($)       0.19      (1.51)      (4.66)       0.43        1.60      1.24
                                                                 ------     ------     -------     -------     -------    ------
Total from investment operations ($)                               0.13      (1.62)      (4.81)       0.33        1.43      1.20
                                                                 ------     ------     -------     -------     -------    ------
Net asset value, end of period ($)                                 9.74       9.61       11.23       16.04       15.71     14.28
                                                                 ======     ======     =======     =======     =======    ======
Total return (%) (b)                                               1.35(d)  (14.43)     (29.99)       2.10(d)    10.01(d)   9.17(d)

Ratios/Supplemental Data
===================================================================================================================================
Net assets at end of period ($ thousands)                        94,210     90,564     129,464     184,818     153,359    24,454
Expense ratio (%)*                                                 2.12(e)    2.09        2.05        2.04(e)     1.97      1.88(e)
Expense ratio after expense reductions (%)*                        2.12(e)    2.08        2.03        2.04(e)     1.96      1.87(e)
Ratio of net investment loss to average net assets (%)*           (1.29)(e)  (0.98)      (1.09)      (1.25)(e)   (1.13)    (1.00)(e)
Portfolio turnover rate (%)                                       74.53      30.87       21.61       11.07       33.23     42.09
*Reflects voluntary reduction of expenses of these amounts (%)       --         --          --          --          --      0.03(e)


The text and notes are an integral part of the financial statements.

14 State Street Research Legacy Fund

                                                                                              Class B
                                                            ========================================================================
                                                                                 Years ended     Six months
                                                            Six months ended      October 31        ended      Years ended April 30
                                                             April 30, 2003  ------------------   October 31,  --------------------
Per-Share Data                                               (unaudited)(a)  2002(a)    2001(a)   2000(a)(f)   2000(a)       1999(a)
====================================================================================================================================
Net asset value, beginning of period ($)                           9.72      11.31      16.11       15.74          14.28      11.64
                                                                 ------     ------     ------     -------        -------     ------
  Net investment loss ($)*                                        (0.01)     (0.07)     (0.11)      (0.07)         (0.12)     (0.11)
  Net realized and unrealized gain (loss) on investments ($)       0.18      (1.52)     (4.69)       0.44           1.58       2.76
                                                                 ------     ------     ------     -------        -------     ------
Total from investment operations ($)                               0.17      (1.59)     (4.80)       0.37           1.46       2.65
                                                                 ------     ------     ------     -------        -------     ------
  Distribution from capital gains ($)                                --         --         --          --             --      (0.01)
                                                                 ------     ------     ------     -------        -------     ------
Total distributions ($)                                              --         --         --          --             --      (0.01)
                                                                 ------     ------     ------     -------        -------     ------
Net asset value, end of period ($)                                 9.89       9.72      11.31       16.11          15.74      14.28
                                                                 ======      ======    ======     =======        =======     ======
Total return (%) (b)                                               1.75(d)  (14.06)    (29.80)       2.35(d)       10.22      22.74

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                        44,345     38,368     62,244     106,027        109,135     88,383
Expense ratio (%)*                                                 1.12(e)    1.74       1.76        1.69(e)        1.77       1.95
Expense ratio after expense reductions (%)*                        1.12(e)    1.73       1.74        1.69(e)        1.76       1.94
Ratio of net investment loss to average net assets (%)*           (0.22)(e)  (0.66)     (0.80)      (0.89)(e)      (0.87)     (0.89)
Portfolio turnover rate (%)                                       74.53      30.87      21.61       11.07          33.23      42.09
*Reflects voluntary reduction of expenses of these amounts (%)       --         --         --          --             --       0.03

                                                                                              Class C
                                                            ========================================================================
                                                                                 Years ended     Six months
                                                            Six months ended      October 31        ended      Years ended April 30
                                                             April 30, 2003  ------------------   October 31,  --------------------
Per-Share Data                                               (unaudited)(a)  2002(a)    2001(a)   2000(a)(f)   2000(a)       1999(a)
====================================================================================================================================
Net asset value, beginning of period ($)                           9.61       11.23      16.05      15.71       14.28       11.63
                                                                 ------      ------     ------     ------      ------      ------
  Net investment loss ($)*                                        (0.06)      (0.11)     (0.15)     (0.10)      (0.16)      (0.11)
  Net realized and unrealized gain (loss) on investments ($)       0.19       (1.51)     (4.67)      0.44        1.59        2.77
                                                                 ------      ------     ------     ------      ------      ------
Total from investment operations ($)                               0.13       (1.62)     (4.82)      0.34        1.43        2.66
                                                                 ------      ------     ------     ------      ------      ------
  Distribution from capital gains ($)                                --          --         --         --          --       (0.01)
                                                                 ------      ------     ------     ------      ------      ------
Total distributions ($)                                              --          --         --         --          --       (0.01)
                                                                 ------      ------     ------     ------      ------      ------
Net asset value, end of period ($)                                 9.74        9.61      11.23      16.05       15.71       14.28
                                                                 ======      ======     ======     ======      ======      ======
Total return (%) (b)                                               1.35(d)   (14.43)    (30.03)      2.16(d)    10.01       22.85

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                        28,306      31,274     46,809     76,137      69,061      26,399
Expense ratio (%)*                                                 2.12(e)     2.09       2.05       2.04(e)     1.97        1.95
Expense ratio after expense reductions (%)*                        2.12(e)     2.08       2.03       2.04(e)     1.96        1.94
Ratio of net investment loss to average net assets (%)*           (1.36)(e)   (0.99)     (1.08)     (1.24)(e)   (1.10)      (0.90)
Portfolio turnover rate (%)                                       74.53       30.87      21.61      11.07       33.23       42.09
*Reflects voluntary reduction of expenses of these amounts (%)       --          --         --         --          --        0.03

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(c)   January 1, 1999 (commencement of share class), to April 30, 1999.

(d)   Not Annualized

(e)   Annualized

(f) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                              Class R
                                                   =============================
                                                           April 3, 2003
                                                   (commencement of share class)
                                                        to April 30, 2003
Per-Share Data                                             (unaudited)(a)
================================================================================
Net asset value, beginning of period ($)                         9.79
                                                               ------
  Net investment income ($)*                                     0.04
  Net realized and unrealized gain on investments ($)            0.29
                                                               ------
Total from investment operations ($)                             0.33
                                                               ------
Net asset value, end of period ($)                              10.12
                                                               ======
Total return (%) (b)                                             1.61(d)

Ratios/Supplemental Data
================================================================================
Net assets at end of period ($ thousands)                         103
Expense ratio (%)*                                               1.62(e)
Expense ratio after expense reductions (%)*                      1.62(e)
Ratio of net investment income to average net assets (%)*        0.85(e)
Portfolio turnover rate (%)                                     74.53


                                                                                              Class S
                                                            ========================================================================
                                                                                 Years ended     Six months
                                                            Six months ended      October 31        ended      Years ended April 30
                                                             April 30, 2003  ------------------   October 31,  --------------------
Per-Share Data                                               (unaudited)(a)  2002(a)    2001(a)   2000(a)(f)   2000(a)       1999(a)
====================================================================================================================================
Net asset value, beginning of period ($)                          10.14      11.74      16.61       16.09      14.48         11.68
                                                                 ------      -----      -----       -----      -----         -----
  Net investment income (loss) ($)*                                0.04       0.00      (0.01)      (0.02)     (0.00)         0.02
  Net realized and unrealized gain (loss) on investments ($)       0.15      (1.60)     (4.86)       0.54       1.61          2.79
                                                                 ------      -----      -----       -----      -----         -----

Total from investment operations ($)                               0.19      (1.60)     (4.87)       0.52       1.61          2.81
                                                                 ------      -----      -----       -----      -----         -----
  Distribution from capital gains ($)                                --         --         --          --         --         (0.01)
                                                                 ------      -----      -----       -----      -----         -----
Total distributions ($)                                              --         --         --          --         --         (0.01)
                                                                 ------      -----      -----       -----      -----         -----
Net asset value, end of period ($)                                10.33      10.14      11.74       16.61      16.09         14.48
                                                                 ======      =====      =====       =====      =====         =====
Total return (%)(b)                                                1.87(d)   (13.63)    (29.32)      3.23(d)   11.12         24.04

Ratios/Supplemental Data
====================================================================================================================================
Net assets at end of period ($ thousands)                        54,422      4,161      5,077       7,126      8,097         6,367
Expense ratio (%)*                                                 1.12(e)    1.09       1.05        1.04(e)    0.97          0.95
Expense ratio after expense reductions (%)*                        1.12(e)    1.08       1.03        1.04(e)    0.96          0.94
Ratio of net investment income (loss) to
 average net assets (%)*                                           0.98(e)    0.03      (0.09)      (0.24)(e)  (0.06)         0.16
Portfolio turnover rate (%)                                       74.53      30.87      21.61       11.07      33.23         42.09
*Reflects voluntary reduction of expenses of                         --         --         --          --         --          0.03
these amounts (%)

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(c)   January 1, 1999 (commencement of share class), to April 30, 1999.

(d)   Not Annualized

(e)   Annualized

(f) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31


The text and notes are an integral part of the financial statements.

16 State Street Research Legacy Fund

The Fund at a Glance (continued from page 3)

Performance Class B(1)

Fund average annual total return as of 4/30/03 (1),(3),(5)
(does not reflect sales charge)
                                                                    Life of Fund
                                              1 Year      5 Years     (12/31/97)
================================================================================
Return Before Taxes                           -15.30%      -3.49%         -0.48%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                              -15.30%      -3.49%         -0.49%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                       -9.55%       -2.75%         -0.39%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03 (1),(2),(3),(5)
(at maximum applicable sales charge)
                                                                    Life of Fund
                                             1 Year       5 Years     (12/31/97)
================================================================================
Return Before Taxes                          -29.43%       -4.85%         -1.96%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                             -29.43%       -4.85%         -1.96%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                      -18.36%       -3.80%         -1.56%
--------------------------------------------------------------------------------


Performance Class C

Fund average annual total return as of 4/30/03 (1),(3),(5)
(does not reflect sales charge)
                                                                    Life of Fund
                                             1 Year       5 Years     (12/31/97)
================================================================================
Return Before Taxes                          -15.30%        -3.47%        -0.48%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                             -15.30%        -3.48%        -0.49%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                       -9.55%        -2.74%        -0.39%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03 (1),(2),(3),(5)
(at maximum applicable sales charge)
                                                                    Life of Fund
                                               1 Year      5 Years    (12/31/97)
================================================================================
Return Before Taxes                            -26.46%       -4.46%       -1.77%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                               -26.46%       -4.47%       -1.77%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                        -16.51%       -3.50%       -1.41%
--------------------------------------------------------------------------------

Performance Class B

Fund average annual total return as of 4/30/03 (1),(3),(5)
(does not reflect sales charge)

                                                                    Life of Fund
                                             1 Year       5 Years     (12/31/97)
================================================================================
Return Before Taxes                          -14.74%        -3.20%        -0.20%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                             -14.74%        -3.20%        -0.20%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                       -9.20%        -2.52%        -0.16%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03 (1),(2),(3),(5)
(at maximum applicable sales charge)
                                                                    Life of Fund
                                             1 Year      5 Years      (12/31/97)
================================================================================
Return Before Taxes                         -28.92%        -4.56%        -1.48%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -28.92%        -4.56%        -1.49%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                     -18.05%        -3.58%        -1.18%
--------------------------------------------------------------------------------

Performance Class R

Fund average annual total return as of 4/30/03 (1),(3),(4),(5)
(does not reflect sales charge)
                                                                    Life of Fund
                                              1 Year      5 Years     (12/31/97)
================================================================================
Return Before Taxes                           -14.81%      -2.78%          0.23%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                              -14.81%      -2.79%          0.23%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                        -9.24%      -2.20%          0.19%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Returns for Class R reflect Class A performance through April 2, 2003. Class R was introduced on April 3, 2003.

2 Performance reflects a maximum 5.75% Class A front-end sales charge or 5% Class B or Class B(1) share or 1% Class C share contingent deferred sales charge where applicable.

3 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Distributions and Sale of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

4 Class R shares offered without sales charge are only available through retirement plans participating in certain platforms sponsored by broker-dealers.

5 Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

The Fund at a Glance (continued from page 3)

Performance Class S

Fund average annual total return as of 4/30/03 (1),(2),(3),(4)
(does not reflect sales charge)

                                                                    Life of Fund
                                            1 Year        5 Years     (12/31/97)
================================================================================
Return Before Taxes                         -14.56%        -2.42%          0.62%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -14.56%        -2.42%          0.62%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                      -9.08%        -1.91%          0.50%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/03 (1),(2),(3),(4)
(at maximum applicable sales charge)

                                                                    Life of Fund
                                            1 Year       5 Years      (12/31/97)
================================================================================
Return Before Taxes                         -24.96%        -3.39%        -0.67%
--------------------------------------------------------------------------------
Return After Taxes
on Distributions                            -24.96%        -3.39%        -0.67%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares                     -15.58%        -2.67%        -0.53%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

2 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Distributions and Sale of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

3 Class S shares offered without sales charge are only available to certain employee benefit plans and through special programs.

4 Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.


18 State Street Research Legacy Fund

State Street Research Securities Trust

                                                                                Number of Funds
  Name,       Position(s) Term of Office                                        in Fund Complex                  Other
 Address       Held with  and Length of         Principal Occupations              Overseen by              Directorships Held
and Age (a)      Fund     Time Served (b)        During Past 5 Years            Trustee/Officer (c)         by Trustee/Officer
====================================================================================================================================
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond   Trustee    Since 1999      Retired; formerly Chairman of the             19          Ceridian Corporation
(57)                                       Board, Chief Executive Officer and
                                           President, PictureTel Corporation
                                           (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee    Since 1997      Retired; formerly Senior Vice                 55          Metropolitan Series Fund,
Garban (65)                                President for Finance and                                 Inc.(d)
                                           Operations and Treasurer, The
                                           Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee    Since 1994      Retired; formerly Executive Vice              55          The Clorox Company; KLA-Tencor
Morton                                     President, Chief Operating Officer                        Corporation; BEA Systems, Inc.;
(71)                                       and Director, Hewlett-Packard                             Cepheid; Pharsight Corporation;
                                           Company (computer manufacturer)                           and Metropolitan Series Fund,
                                                                                                     Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee    Since 1999      Dean, School of Business and                  19          None
Phillips                                   Public Management, George
(58)                                       Washington University; formerly a
                                           member of the Board of Governors
                                           of the Federal Reserve System; and
                                           Chairman and Commissioner of the
                                           Commodity Futures Trading
                                           Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee    Since 1994      President, Founders Investments               55          A. P. Pharma, Inc.; and
Rosenblatt                                 Ltd. (investments); formerly                              Metropolitan Series Fund, Inc.
(64)                                       President, The Glen Ellen Company                         (d)
                                           (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee    Since 1994      Jay W. Forrester Professor of                 55          Metropolitan Series Fund, Inc.
Scott Morton                               Management, Sloan School of                               (d)
(65)                                       Management, Massachusetts
                                           Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee    Since 2002      Attorney; formerly Partner,                   19          SEI Investments Funds
Storey                                     Dechert (law firm)                                        (consisting of 104 portfolios);
(72)                                                                                                 and The Massachusetts Health &
                                                                                                     Education Tax-Exempt Trust
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard S.      Trustee    Since 2000      Chairman of the Board, President              19          None
Davis++                                    and Chief Executive Officer of
(57)                                       State Street Research & Management
                                           Company; formerly Senior Vice
                                           President, Fixed Income
                                           Investments, Metropolitan Life
                                           Insurance Company
====================================================================================================================================
Officers
------------------------------------------------------------------------------------------------------------------------------------
Maureen G.        Vice     Since 2000      Managing Director of State Street             6           None
Depp            President                  Research & Management Company;
(49)                                       formerly Senior Vice President and
                                           Vice President, State Street
                                           Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Donald G.         Vice     Since 2001      Senior Vice President of State                9           None
DeVeuve         President                  Street Research & Management
(46)                                       Company; formerly Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Edward Dowd       Vice     Since 2003      Vice President of State Street                3           None
(36)            President                  Research & Management Company;
                                           formerly Vice President,
                                           Independence Investment LLC and
                                           equity research associate,
                                           Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
Rosalina          Vice     Since 2001      Senior Vice President of State                8           None
Feliciano       President                  Street Research & Management
(39)                                       Company; formerly Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice     Since 2002      Managing Director and Chief                   18          None
Goodwin         President                  Investment Officer-Equities of
(44)                                       State Street Research & Management
                                           Company; formerly Chief Investment
                                           Officer-U.S. Growth Equities,
                                           American Century; and Senior Vice
                                           President and portfolio manager,
                                           Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey           Vice     Since 2003      Managing Director of State Street             3           None
Lindsey         President                  Research & Management Company;
(40)                                       formerly Managing Direct and
                                           Senior Vice President, Putnam
                                           Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice     Since 2001      Managing Director, Chief Financial            19          None
Lombardo        President                  Officer and Director of State
(48)                                       Street Research & Management
                                           Company; formerly Executive Vice
                                           President, State Street Research &
                                           Management Company; and Senior
                                           Vice President, Product and
                                           Financial Management, MetLife Auto
                                           & Home
------------------------------------------------------------------------------------------------------------------------------------
Dan R.            Vice     Since 2002      Managing Director of State Street             12          None
Strelow (44)    President                  Research & Management Company;
                                           formerly Executive Vice President
                                           and Senior Vice President, State
                                           Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth         Vice     Since 1996      Managing Director of State Street             6           None
McCombs         President                  Research & Management Company;
Westvold (43)                              formerly Senior Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Peter Zuger       Vice     Since 2001      Managing Director of State Street             5           None
(54)            President                  Research & Management Company;
                                           formerly Senior Vice President,
                                           State Street Research & Management
                                           Company; and portfolio manager and
                                           Vice President, American Century
                                           Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer  Since 2001      Senior Vice President and                     19          None
Romich                                     Treasurer of State Street Research
(46)                                       & Management Company; formerly
                                           Vice President and Assistant
                                           Treasurer, State Street Research &
                                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary  Since 1995      Managing Director, General Counsel            19          None
McNamara, III                              and Secretary of State Street
(47)                                       Research & Management Company;
                                           formerly Executive Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                                   -------------
[LOGO] STATE STREET RESEARCH                                         PRSRT STD
       One Financial Center o Boston, MA 02111-2690                 U.S. POSTAGE
                                                                        PAID
                                                                     PERMIT #6
                                                                     HUDSON, MA
                                                                   -------------

Contact Information for
INVESTOR SERVICES
-----------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  Internet
            www.ssrfunds.com

[EMAIL]     E-mail
            info@ssrfunds.com

[PHONE]     Phone
            1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day
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[FAX]       Fax
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For 24-Hour
Automated Access
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            ---------------
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--------------------------------------------------------------------------------
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shareholder newsletter, visit our web site at www.ssrfunds.com.

Webcasts
--------------------------------------------------------------------------------
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           investment topics, tune in to a State Street Research webcast.

Complete Fund Listing
--------------------------------------------------------------------------------
[GRAPHIC]  For a list of our funds, visit our web site at www.ssrfunds.com under
           Research Our Funds.

State Street Research
FYI
--------------------------------------------------------------------------------

[COMPUTER]  State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the web at www.ssrfunds.com and click on "Go to Your Account" or call us toll-free at 1-87-SSR-FUNDS (1-877-773-8637).

            Did you know that you can give a State Street Research mutual fund as a gift? To learn more, call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time.

[GRAPHIC]   The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

[GRAPHIC]

--------------------------------------------------------------------------------
           This report must be accompanied or preceded by a current State
            Street Research Large-Cap Analyst Fund prospectus. When used as sales material after June 30, 2003, in Shareholder Communications this report must be accompanied by a current Quarterly Performance Update.

            To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690
Member NASD, SIPC

CONTROL NUMBER:(exp0604)SSR-LD                                      LF-1882-0603